Shareholder Report, Holdings (Details)	Jan. 31, 2026
REX-Osprey(TM) SOL + Staking ETF | Marex Reverse Repurchase Agreement 3.026% 2/4/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	234.72%
REX-Osprey(TM) SOL + Staking ETF | Solana
Holdings [Line Items]
Percent of Net Asset Value	48.01%
REX-Osprey(TM) SOL + Staking ETF | CoinShares Physical Staked Solana [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.56%
REX-Osprey(TM) SOL + Staking ETF | JitoSOL (Liquid Staking Token on Solana) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
REX-Osprey(TM) SOL + Staking ETF | First American Government Obligations Fund - Institutional Class 4.226% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
REX-Osprey(TM) SOL + Staking ETF | Reverse Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	234.72%
REX-Osprey(TM) SOL + Staking ETF | Crypto Currencies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.89%
REX-Osprey(TM) SOL + Staking ETF | Exchange Traded Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.56%
REX-Osprey(TM) SOL + Staking ETF | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
REX-Osprey(TM) DOGE ETF | Marex Reverse Repurchase Agreement 3.026% 2/4/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	232.66%
REX-Osprey(TM) DOGE ETF | First American Government Obligations Fund - Institutional Class 4.226% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
REX-Osprey(TM) DOGE ETF | Doge Coin [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.18%
REX-Osprey(TM) DOGE ETF | 21Shares Dogecoin ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.23%
REX-Osprey(TM) DOGE ETF | Reverse Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	232.66%
REX-Osprey(TM) DOGE ETF | Crypto Currencies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.18%
REX-Osprey(TM) DOGE ETF | Exchange Traded Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.23%
REX-Osprey(TM) DOGE ETF | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
REX-Osprey(TM) ETH + STAKING ETF | Marex Reverse Repurchase Agreement 3.026% 2/4/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	237.57%
REX-Osprey(TM) ETH + STAKING ETF | First American Government Obligations Fund - Institutional Class 4.226% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
REX-Osprey(TM) ETH + STAKING ETF | WisdomTree Physical Ethereum ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.15%
REX-Osprey(TM) ETH + STAKING ETF | CoinShares Physical Staked Ethereum ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.67%
REX-Osprey(TM) ETH + STAKING ETF | Ethereum [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%
REX-Osprey(TM) ETH + STAKING ETF | Reverse Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	237.57%
REX-Osprey(TM) ETH + STAKING ETF | Crypto Currencies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%
REX-Osprey(TM) ETH + STAKING ETF | Exchange Traded Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.82%
REX-Osprey(TM) ETH + STAKING ETF | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%